DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2025
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
4. DISCONTINUED OPERATIONS

On June 30, 2025, we completed the sale of 100% of the membership interests of Expo Holdings, LLC, a Delaware limited liability company and our wholly-owned subsidiary (“HoldCo”), to Marlin Leasing Corporation, a Delaware corporation (d/b/a PEAC Solutions) pursuant to the terms of the Membership Interest Purchase Agreement, dated June 20, 2025 (the “Sale Transaction”). By selling HoldCo, together with its U.S. subsidiaries, we sold our domestic financing business that comprised most of our financing business segment, which is a business that finances information technology equipment, software and related services for customers. We continue to own the international entities in the financing business. This divestiture positions us to focus on being a technology solutions provider and represents a strategic shift in our operations. As a result of the Sale Transaction, we determined that the domestic financing business that was sold met the definition of discontinued operations. Consequently, we have retroactively recast the results of our domestic financing business as discontinued operations for all periods. In our audited consolidated balance sheets, in all periods presented, we present the assets and liabilities of our domestic financing business as assets and liabilities of discontinued operations. In our audited consolidated statements of operations, in all periods presented, we present the operating results of our domestic financing business in earnings from discontinued operations. After the sale, our remaining three reportable segments are product, professional services, and managed services, which we formerly referred to collectively as our technology business. Unless otherwise indicated, the notes to the financial statements herein are presented to reflect continuing operations subsequent to the sale of our domestic financing business.

The following table provides our operating results of discontinued operations for the years ended March 31, 2025, 2024 and 2023 (in thousands):

	Year ended March 31,
	2025	2024	2023
Net sales	$59,222	$48,787	$51,614
Cost of sales	5,625	6,689	9,110
Gross profit	53,597	42,098	42,504

Selling, general, and administrative	14,343	12,178	13,621
Depreciation and amortization	-	74	110
Interest and financing costs	2,211	2,348	1,234
Operating expenses	16,554	14,600	14,965

Operating income	37,043	27,498	27,539

Other income—net	988	1,404	2,352

Earnings before tax	38,031	28,902	29,891

Provision for income taxes	9,894	8,247	7,946

Net earnings from discontinued operations, net of tax	$28,137	$20,655	$21,945

The following table provides the major classes of assets and liabilities that are classified as discontinued operations as of March 31, 2025, and March 31, 2024 (in thousands):

	March 31, 2025	March 31, 2024
ASSETS

Accounts receivable, net	$34,610	$17,830
Financing receivables—net, current	168,392	100,203
Other current assets	19,397	16,180
Current assets of discontinued operations	$222,399	$134,213

Financing receivables and operating leases—net	$126,408	$77,892
Other assets—long-term	7,427	8,450
Non-current assets of discontinued operations	$133,835	$86,342

LIABILITIES

Accounts payable	$127,154	$33,482
Salaries and commissions payable	2,812	2,013
Non-recourse notes payable—current	27,456	23,288
Other current liabilities	9,041	7,726
Current liabilities of discontinued operations	$166,463	$66,509

Non-recourse notes payable—long-term	11,317	12,901
Other liabilities—long-term	1,229	875
Non-current liabilities of discontinued operations	$12,546	$13,776